CMA TAX-EXEMPT FUND


Semi-Annual Report





September 30, 2000


MERRILL LYNCH BULL LOGO



This report is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless accompanied or preceded by the Fund's current prospectus. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other Government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. Past performance results shown in this report should not be considered a representation of future performance, which will fluctuate. Statements and other information herein are as dated and are subject to change.




CMA Tax-Exempt Fund
Box 9011
Princeton, NJ 08543-9011


Printed on post-consumer recycled paper


To Our Shareholders:

For the six-month period ended September 30, 2000, CMA Tax-Exempt
Fund paid shareholders a net annualized yield of 3.67%*. As of September 30, 2000, the Fund's 7-day yield was 4.34%.

Investment Environment
Data released during the six-month period ended September 30, 2000 showed an economy that was somewhat slower than in previous periods. The rapid growth of the US economy during the last several years has led the Federal Reserve Board to tighten monetary policy. Since June 1999 the Federal Reserve Board has raised short-term interest rates on six separate occasions to their current level of 6.50%, with the last move coming at the May 16, 2000 meeting when interest rates were increased 50 basis points (0.50%). However, with the pace of economic growth moderating this summer, investors began to perceive that the end of the tightening cycle may be at hand. Additionally, despite the dramatic rise in the price of oil, inflationary data continues to remain benign and price pressures from a tight labor market seem to be nonexistent. The fall in the price of technology stocks has led to further speculation about the strength of the economy going forward. This perception of a slowdown, combined with the paydown of the Federal debt, has inverted the shape of the yield curve. In this scenario, the yield on the three-month US Treasury bill is currently greater than that of the yield on longer-term securities.

Yields on short-term municipal securities did not experience the same degree of inversion that took place over the period in the US Treasury market. However, the yield curve remained fairly flat for short-term municipal securities and even inverted for a brief period as a result of heavier-than-expected tax-related redemptions in April and May. These redemptions totaled approximately 10% of assets as compared to an average of only 6% historically. However, once these redemptions abated, the short-term municipal yield curve regained a more normal shape by late June. After experiencing redemptions in April and May, the industry recaptured these assets in July and August, to end the last six months virtually unchanged at just over $216 billion. New-issue supply for the period increased 77% to $22 billion from the $12.4 billion issued during the previous six months. Much of this supply was issued in late June and July, traditionally the heaviest time of new issuance as states and municipalities enter the market to finance their annual budgetary needs. Despite this increased issuance during the period, the strength of the economy and subsequent rise in tax revenues actually reduced the need for borrowing in some areas. Most notably, the state of California, usually one of the largest borrowers in the short-term tax-exempt market, did not issue any short-term debt this fiscal year. This has kept the demand for one-year notes relatively strong, which contributed to the flat yield curve. By the end of the period, the yield on daily demand notes was 4.30%, virtually the same as the yield on a one-year state of Texas note.

Investment Strategy
During most of the six-month period ended September 30, 2000, we maintained the average portfolio maturity of CMA Tax-Exempt Fund in the 30-day - 35-day range. This was done in light of the tight monetary policy that was being conducted by the Federal Reserve Board as well as on the belief that short-term municipal rates would rise in April and May from tax-related redemptions. A modest extension to the 35-day - 40-day range was conducted by period-end as concerns over reduced issuance caused us to participate in several note issues, most notably the state of Texas Tax and Revenue Anticipation Notes that sold in late August. We adjusted the average maturity through the use of tax-exempt commercial paper, which allowed maturity diversification while offering principal safety and attractive yields. This strategy proved beneficial to the Fund, as it outperformed the average of its peer group, as measured by Lipper Analytical Services. We anticipate maintaining this maturity range as long as the flat yield curve does not offer any incentive to extend. However, should the economy begin to slow dramatically and the Federal Reserve Board give indications that it may reverse policy, we would look to extend the average portfolio maturity to a more aggressive stance. Credit quality and diversification remain paramount as we seek to offer shareholders an attractive tax-exempt yield.

In Conclusion
We thank you for your continued support of CMA Tax-Exempt Fund, and we look forward to serving your investment needs in the months and years ahead.

Sincerely,



(Terry K. Glenn)
Terry K. Glenn
President and Trustee



(Vincent R. Giordano)
Vincent R. Giordano
Senior Vice President



(Peter J. Hayes)
Peter J. Hayes
Vice President and Portfolio Manager


October 31, 2000



*Based on a constant investment throughout the period, with dividends compounded daily, and reflecting a net return to the investor after all expenses.



Portfolio Abbreviations for CMA Tax-Exempt Fund

ACES SM     Adjustable Convertible Extendible Securities
AMT         Alternative Minimum Tax (subject to)
BAN         Bond Anticipation Notes
COP         Certificates of Participation
CP          Commercial Paper
DATES       Daily Adjustable Tax-Exempt Securities
EDA         Economic Development Authority
FLOATS      Floating Rate Securities
GO          General Obligation Bonds
HFA         Housing Finance Agency
IDA         Industrial Development Authority
IDB         Industrial Development Board
IDR         Industrial Development Revenue Bonds
M/F         Multi-Family
MSTR        Municipal Securities Trust Receipts
PCR         Pollution Control Revenue Bonds
RAN         Revenue Anticipation Notes
TAN         Tax Anticipation Notes
TRAN        Tax Revenue Anticipation Notes
UPDATES     Unit Price Demand Adjustable Tax-Exempt
            Securities
VRDN        Variable Rate Demand Notes




CMA Tax-Exempt Fund
Schedule of Investments as of September 30, 2000                                                    (in Thousands)
                Face
State          Amount                                  Issue                                                   Value
Alabama--     $40,000   Birmingham, Alabama, Special Care Facilities, Financing Authority, Revenue
2.6%                    Refunding Bonds (Ascension Health Credit), VRDN, Series B, 5.75% due
                        11/15/2039 (d)                                                                      $   40,000
                        Columbia, Alabama, IDB, PCR, Refunding (Alabama Power Company Project),
                        VRDN (d):
               16,100      Series A, 5.50% due 5/01/2022                                                        16,100
               20,850      Series D, 5.60% due 10/01/2022                                                       20,850
               18,500   Mobile, Alabama, IDB, PCR, Refunding (Alabama Power Company Project),
                        VRDN, 5.50% due 6/01/2015 (d)                                                           18,500
               20,000   Parrish, Alabama, IDB, PCR, Refunding (Alabama Power Company Project),
                        VRDN, 5.50% due 6/01/2015 (d)                                                           20,000
               24,000   Stevenson, Alabama, IDB, Environmental Improvement Revenue Bonds
                        (Mead Corporation Project), VRDN, AMT, 5.60% due 1/01/2031 (d)                          24,000
               49,000   University of Alabama, University Hospital Revenue Bonds, VRDN, Series B,
                        5.55% due 9/01/2031 (a)(d)                                                              49,000
               57,100   West Jefferson, Alabama, IDB, PCR, Refunding (Alabama Power Company
                        Project), VRDN, 5.45% due 6/01/2028 (d)                                                 57,100

Arizona--      45,200   Apache County, Arizona, IDA, IDR (Tucson Electric Power Co.), VRDN,
2.7%                    Series 83-A, 5.60% due 12/15/2018 (d)                                                   45,200
               10,200   Arizona Educational Loan Marketing Corporation, Educational Loan Revenue
                        Bonds, VRDN, AMT, Series A, 5.55% due 3/01/2015 (d)(f)                                  10,200
                        Maricopa County, Arizona, PCR, Refunding, VRDN (d):
               21,000      (Arizona Public Service Company), Series A, 5.35% due 5/01/2029                      21,000
               11,700      (Arizona Public Service Company), Series B, 5.50% due 5/01/2029                      11,700
               12,000      (Arizona Public Service Company), Series C, 5.50% due 5/01/2029                      12,000
               29,900      (Southern California Edison Company), Series A, 5.50% due 6/01/2035                  29,900
               16,300   Salt Lake City, Utah, Pooled Revenue Bonds (Hospital Financing Program), CP,
                        4.15% due 10/11/2000                                                                    16,300
                        Salt River Project, Arizona, Agriculture Improvement and Power District,
                        Electric System Revenue, CP:
               21,581      4.25% due 10/10/2000                                                                 21,581
               14,506      4.15% due 11/09/2000                                                                 14,506
               21,470      4.20% due 12/07/2000                                                                 21,470
               30,985      4.25% due 12/08/2000                                                                 30,985
                7,600   Tempe, Arizona, Excise Tax Revenue Bonds, VRDN, 5.50% due 7/01/2023 (d)                  7,600
               15,800   University of Arizona, COP (Student Union Bookstore), VRDN, Series B,
                        5.40% due 6/01/2024 (a)(d)                                                              15,800


CMA Tax-Exempt Fund
Schedule of Investments as of September 30, 2000 (continued)                                        (in Thousands)
                Face
State          Amount                                  Issue                                                   Value
Arkansas--   $ 43,100   North Little Rock, Arkansas, Health Facilities Board, Health Care Revenue
0.5%                    Bonds (Baptist Health), VRDN, Series B, 5.55% due 12/01/2021 (d)(f)                 $   43,100

California--            California Higher Education Loan Authority Incorporated, Student Loan
1.2%                    Revenue Refunding Bonds:
               42,850      Senior Lien, Series A-1, 4.40% due 7/01/2001                                         42,850
               29,600      VRDN, Series A, 5.45% due 6/01/2001 (d)                                              29,600
               39,250   Sonoma County, California, TRAN, 4% due 11/01/2000                                      39,270

Colorado--     62,900   Colorado State General Fund, GO, TRAN, Series B, 5% due 6/27/2001                       63,201
0.9%           10,500   Denver, Colorado, City and County Airport Revenue Bonds, VRDN, AMT,
                        Series F, 5.55% due 11/15/2025 (d)                                                      10,500
                        Pitkin County, Colorado, IDR, Refunding (Aspen Skiing Company Project),
                        VRDN (d):
                6,500      AMT, Series B, 5.65% due 4/01/2014                                                    6,500
                3,500      Series A, 5.50% due 4/01/2016                                                         3,500

Connecticut--  20,000   Connecticut State Special Assessment, Unemployment Compensation Advisory
0.6%                    Fund Revenue Bonds (Connecticut Unemployment), Series C, 4.35% due
                        7/01/2001 (c)                                                                           20,000
                        Eagle Tax-Exempt Trust, Connecticut, VRDN, Class 0701 (d):
               13,200      Series 94, 4.80% due 8/15/2012                                                       13,200
               24,750      Series 96, 4.24% due 11/15/2004                                                      24,750

Delaware--              ABN Amro Munitops Certificates Trust:
1.4%           29,185      CP, Series 1999-15, 4.45% due 10/01/2000 (f)                                         29,185
               15,750      VRDN, AMT, Series 1998-15, 5.80% due 7/05/2006 (c)(d)                                15,750
               20,000      VRDN, Series 1998-16, 5.70% due 10/04/2006 (d)(f)                                    20,000
               13,500      VRDN, Series 1998-22, 5.69% due 1/03/2007 (d)(f)                                     13,500
               29,950      VRDN, Series 1999-10, 5.69% due 3/07/2007 (d)                                        29,950
               10,695      VRDN, Series 2000-12, 4.40% due 6/04/2008 (d)(f)                                     10,695
                        Delaware State, GO, Series A:
                4,000      4.25% due 3/01/2001                                                                   3,997
                7,500      5% due 4/01/2001                                                                      7,528

District of             District of Columbia, GO (General Fund Recovery), VRDN (d):
Columbia--      9,300      Series B-1, 5.60% due 6/01/2003                                                       9,300
0.4%            8,200      Series B-2, 5.60% due 6/01/2003                                                       8,200
               17,350   District of Columbia, GO, Refunding, MSTR, VRDN, Series SGA-62, 5.60% due
                        6/01/2017 (a)(d)                                                                        17,350

Florida--      13,885   Broward County, Florida, Professional Sports Facilities, Tax Revenue Bonds,
4.4%                    MSTR, VRDN, Series SGA-38, 5.70% due 9/01/2021 (d)(f)                                   13,885
               12,000   Capital Projects Finance Authority, Florida, Revenue Bonds (Florida Hospital
                        Association-Capital Projects Loan), VRDN, Series A, 5.50% due 6/01/2028 (d)(e)          12,000
               50,240   Dade County, Florida, Water and Sewer System Revenue Bonds, VRDN,
                        5.40% due 10/05/2022 (c)(d)                                                             50,240
                7,500   Gulf Breeze, Florida, Local Government Revenue Bonds, VRDN, Series E,
                        5.60% due 12/01/2020 (c)(d)                                                              7,500
               37,505   Hillsborough County, Florida, IDA, PCR, Refunding (Tampa Electric Company
                        Project), VRDN, 5.35% due 9/01/2025 (d)                                                 37,505
                        Jacksonville, Florida, Electric Authority Revenue Bonds:
               40,000      CP, Series C-1, 4.20% due 10/06/2000                                                 40,000
               13,200      (Electric System), VRDN, Sub-Series A, 5.50% due 10/01/2010 (d)                      13,200
               82,600      (Electric System), VRDN, Sub-Series B, 5.60% due 10/01/2010 (d)                      82,600
               10,100      (Electric System), VRDN, Sub-Series C, 5.60% due 10/01/2010 (d)                      10,100


CMA Tax-Exempt Fund
Schedule of Investments as of September 30, 2000 (continued)                                        (in Thousands)
                Face
State          Amount                                  Issue                                                   Value
Florida--    $ 33,365   Jacksonville, Florida, Health Facilities Authority, Hospital Revenue Refunding
(concluded)             Bonds (Charity Obligation Group), VRDN, Series C, 5.40% due 8/15/2019 (d)(f)        $   33,365
                4,715   Jacksonville, Florida, Revenue Bonds (YMCA Florida First Coast Project),
                        VRDN, 5.40% due 3/01/2018 (d)                                                            4,715
               12,700   Manatee County, Florida, PCR, Refunding (Florida Power & Light Company
                        Project), VRDN, 5.50% due 9/01/2024 (d)                                                 12,700
               33,800   Martin County, Florida, PCR, Refunding (Florida Power & Light Company
                        Project), VRDN, 5.50% due 7/15/2022 (d)                                                 33,800
               25,000   Orange County, Florida, Health Facilities Authority Revenue Bonds (Florida
                        Hospital Association-Health), VRDN, Series A, 5.60% due 6/01/2030 (d)                   25,000
                        Saint Lucie County, Florida, PCR, Refunding (Florida Power & Light Company
                        Project), VRDN (d):
                5,500      5.50% due 1/01/2026                                                                   5,500
                7,400      5.40% due 3/01/2027                                                                   7,400
               23,735   Sunshine, Florida, State Governmental Financing Commission Revenue Bonds,
                        VRDN, 5.55% due 7/01/2016 (a)(d)                                                        23,735

Georgia--      43,500   Bartow County, Georgia, Development Authority, PCR, Refunding (Georgia
7.0%                    Power Company Plant-Bowen Project), VRDN, 5.50% due 3/01/2024 (d)                       43,500
                        Burke County, Georgia, Development Authority, PCR (Georgia Power Company
                        Plant-Vogtle Project), VRDN (d):
               17,450      5.50% due 9/01/2026                                                                  17,450
                8,400      4th Series, 5.60% due 7/01/2024                                                       8,400
                        Burke County, Georgia, Development Authority, PCR, Refunding (Georgia
                        Power Company Plant-Vogtle Project), VRDN (d):
               11,600      AMT, 5.55% due 9/01/2034                                                             11,600
               39,700      2nd Series, 5.50% due 4/01/2025                                                      39,700
               10,085      3rd Series, 5.50% due 9/01/2025                                                      10,085
                        Cobb County, Georgia, GO:
               85,000      School District, 4.375% due 12/29/2000                                               85,084
               60,000      TAN, 4.35% due 12/29/2000                                                            60,033
               12,475   Coweta County, Georgia, Development Authority, PCR, Refunding (Georgia
                        Power Company Plant-Yates Project), VRDN, 5.45% due 3/01/2024 (d)                       12,475
               32,000   De Kalb County, Georgia, School District, GO, TAN, 4.25% due 12/28/2000                 31,986
               79,000   Fulton County, Georgia, School District, GO, Construction Sales, TAN,
                        4.40% due 12/29/2000                                                                    79,061
               85,000   Gwinnett County, Georgia, School District, GO, Construction Sales Tax Notes,
                        4.45% due 12/29/2000                                                                    85,097
               26,300   Heard County, Georgia, Development Authority, PCR, Refunding (Georgia
                        Power Company Plant-Wansley), VRDN, 5.45% due 9/01/2029 (d)                             26,300
                        Monroe County, Georgia, Development Authority, PCR, Refunding (Georgia
                        Power Company Plant-Scherer), VRDN (d):
               17,500      5.45% due 9/01/2029                                                                  17,500
               35,800      First Series, 5.50% due 7/01/2025                                                    35,800
                        Municipal Electric Authority, Georgia, Revenue Refunding Bonds (Project One),
                        VRDN (d):
                5,400      Series B, 5.40% due 1/01/2016                                                         5,400
               18,157      Sub-Series E, 5.55% due 1/01/2026                                                    18,157
                        Putnam County, Georgia, Development Authority, PCR, Refunding (Georgia
                        Power Company Plant Project), VRDN (d):
               13,725      5.45% due 3/01/2024                                                                  13,725
               14,800      5.60% due 4/01/2032                                                                  14,800
               26,400      First Series, 5.60% due 6/01/2023                                                    26,400
               16,600      Second Series, 5.50% due 9/01/2029                                                   16,600


CMA Tax-Exempt Fund
Schedule of Investments as of September 30, 2000 (continued)                                        (in Thousands)
                Face
State          Amount                                  Issue                                                   Value
Illinois--              Chicago, Illinois, GO:
10.2%        $ 90,000      Series A, 3.90% due 12/07/2000                                                   $   90,000
              110,255      Tender Notes, 4% due 10/26/2000                                                     110,255
               16,345      VRDN, Series B, 5.40% due 1/01/2012 (d)                                              16,345
                7,000   Chicago, Illinois, IDR (Enterprise Center VIII Project), VRDN, AMT, 5.67% due
                        6/01/2022 (d)                                                                            7,000
               33,000   Chicago, Illinois, Midway Airport Revenue Bonds, Second Lien, VRDN, AMT,
                        Series A, 5.55% due 1/01/2029 (d)(f)                                                    33,000
                        Chicago, Illinois, O'Hare International Airport Revenue Bonds (American
                        Airlines), DATES (d):
               20,200      Series A, 5.50% due 12/01/2017                                                       20,200
               32,700      Series B, 5.50% due 12/01/2017                                                       32,700
               23,500      Series C, 5.50% due 12/01/2017                                                       23,500
               18,200      Series D, 5.50% due 12/01/2017                                                       18,200
                6,030   Chicago, Illinois, O'Hare International Airport Revenue Bonds (General Airport
                        Second Lien), VRDN, Series B, 5.55% due 1/01/2015 (d)                                    6,030
               14,800   Chicago, Illinois, O'Hare International Airport, Special Facilities Revenue Bonds
                        (Compagnie Nationale-Air France), VRDN, AMT, 5.60% due 5/01/2018 (d)                    14,800
               20,000   Chicago, Illinois, Revenue Bonds (Homestart Program), VRDN, Series A,
                        5.60% due 6/01/2005 (d)                                                                 20,000
                        Eagle Tax-Exempt Trust, Chicago, Illinois, GO, VRDN (d):
               14,380      Series 95, Class 1301, 4.44% due 1/01/2024                                           14,380
               19,800      Series 96C, Class 1302, 4.80% due 1/01/2012                                          19,800
                9,900      Series 98, Class 1301, 4.44% due 1/01/2017                                            9,900
               14,355   Eagle Tax-Exempt Trust, Illinois Metropolitan Expo Center, VRDN, Series 98,
                        Class 1306, 4.80% due 6/15/2029 (d)                                                     14,355
               36,300   Illinois Development Finance Authority, PCR, Refunding (Commonwealth
                        Edison Company Project), VRDN, Series B, 5.45% due 10/15/2014 (d)                       36,300
                        Illinois Development Finance Authority, Revenue Refunding Bonds, VRDN (d):
                6,000      (Olin Corporation Project), Series A, 5.45% due 6/01/2004                             6,000
               41,500      (Provena Health), Series B, 5.80% due 5/01/2028 (f)                                  41,500
                        Illinois Educational Facilities Authority Revenue Bonds:
               30,000      (The Art Institute of Chicago-Reserve), CP, Series A-1, 4.55% due 10/12/2000         30,000
               20,000      (The Art Institute of Chicago-Reserve), CP, Series A-2, 4.60% due 11/30/2000         20,000
                4,900      (Chicago Historical Society), VRDN, 5.50% due 12/01/2025 (d)                          4,900
               17,800   Illinois Educational Facilities Authority, Revenue Refunding Bonds
                        (Northwestern University), VRDN, 5.55% due 12/01/2025 (d)                               17,800
                        Illinois Health Facilities Authority Revenue Bonds:
               22,000      (Evanston Hospital Corporation), 3.90% due 10/31/2000                                22,000
               10,000      (Evanston Hospital Corporation), Series B, 4% due 11/30/2000                         10,000
               10,000      (Evanston Hospital Corporation), Series C, 4% due 11/30/2000                         10,000
               10,000      (Evanston Hospital Corporation), Series D, 4% due 11/30/2000                         10,000
                3,800      (Northwestern Memorial Hospital), VRDN, 5.50% due 8/15/2025 (d)                       3,800
               50,000      Revolving Fund, Pooled, VRDN, Series B, 5.55% due 8/01/2020 (d)                      50,000
                7,000      Revolving Fund, Pooled, VRDN, Series F, 5.55% due 8/01/2015 (d)                       7,000
                        Illinois Health Facilities Authority, Revenue Refunding Bonds, VRDN (d):
               17,590      (Advocate Health Care), Series B, 5.60% due 8/15/2022                                17,590
               19,275      (Little Company of Mary Hospital), Series A, 5.60% due 8/15/2021 (f)                 19,275
               61,450      (Resurrection Health), Series A, 5.55% due 5/01/2029 (e)                             61,450
               55,445      (University of Chicago Hospitals), 5.50% due 8/01/2026 (f)                           55,445


CMA Tax-Exempt Fund
Schedule of Investments as of September 30, 2000 (continued)                                        (in Thousands)
                Face
State          Amount                                  Issue                                                   Value
Illinois     $ 12,000   Illinois State, GO, VRDN, 4.75% due 4/01/2001 (d)                                   $   12,029
(concluded)    18,815   Illinois State, VRDN, Series SG-60, 5.62% due 8/01/2019 (d)                             18,815
                4,600   Illinois Student Assistance Commission, Student Loan Revenue Bonds, VRDN,
                        AMT, Series A, 5.65% due 3/01/2006 (d)                                                   4,600
               21,350   Regional Transportation Authority, Illinois, FLOATS, Series SG-82, 5.62% due
                        6/01/2025 (d)                                                                           21,350
                        Southwestern Illinois Development Authority, Solid Waste Disposal Revenue
                        Bonds (Shell Oil Company-Wood River Project), VRDN, AMT (d):
               11,100      5.65% due 8/01/2021                                                                  11,100
               10,600      5.65% due 4/01/2022                                                                  10,600
                7,000   Will County, Illinois, Exempt Facilities Revenue Bonds (Amoco Company
                        Project), VRDN, AMT, 5.65% due 3/01/2028 (d)                                             7,000

Indiana--       2,950   Elkhart County, Indiana, Mortgage Revenue Bonds (Hubbard Hill Estates),
6.0%                    VRDN, Series A, 4.44% due 7/01/2027 (d)                                                  2,950
                        Fort Wayne, Indiana, Hospital Authority, Hospital Revenue Bonds (Parkview
                        Memorial Hospital), VRDN (d):
                1,645      Series B, 5.40% due 1/01/2016                                                         1,645
                2,700      Series B, 5.40% due 1/01/2020                                                         2,700
                3,505      Series C, 5.40% due 1/01/2016                                                         3,505
                5,670      Series D, 5.40% due 1/01/2016                                                         5,670
                5,800   Hammond, Indiana, PCR, Refunding (Amoco Oil Company Project), VRDN,
                        5.45% due 2/01/2022 (d)                                                                  5,800
              130,000   Indiana Bond Bank, Advanced Funding Program Notes, Series A-2, 4.75% due
                        1/18/2001                                                                              130,218
               15,000   Indiana Health Facilities Financing Authority, Hospital Revenue Bonds
                        (Community Hospitals Project), VRDN, Series A, 5.65% due 7/01/2027 (d)                  15,000
                        Indiana Health Facilities Financing Authority, Hospital Revenue Refunding
                        Bonds (Clarian Health Partners), VRDN (d):
               46,500      Series B, 5.75% due 2/15/2026                                                        46,500
               50,800      Series C, 5.75% due 2/15/2026                                                        50,800
                7,050   Indiana Health Facilities Financing Authority Revenue Bonds (Capital Access
                        Designated Pool), VRDN, 5.85% due 1/01/2012 (d)                                          7,050
              173,800   Indiana Health Facilities Financing Authority, Revenue Refunding Bonds
                        (Ascension Health Credit), VRDN, Series B, 5.75% due 11/15/2039 (d)                    173,800
               36,980   Indiana Secondary Market Educational Loans Inc., Educational Loan Revenue
                        Bonds, VRDN, AMT, Series B, 5.50% due 12/01/2014 (a)(d)                                 36,980
               33,000   Indiana State Development Finance Authority, Environmental Revenue
                        Refunding and Improvement Bonds (USX Corporation Project), CP, 4.05% due
                        10/05/2000                                                                              33,000
                9,400   Princeton, Indiana, PCR, Refunding (PSI Energy Incorporated Project), VRDN,
                        5.40% due 4/01/2022 (d)                                                                  9,400
                8,200   Purdue University, Indiana, University Revenue Bonds (Student Fee), VRDN,
                        Series O, 5.80% due 7/01/2019 (d)                                                        8,200
                        Rockport, Indiana, PCR, Refunding (AEP Generating Company Project),
                        VRDN (a)(d):
               14,200      Series A, 5.50% due 7/01/2025                                                        14,200
                7,900      Series B, 5.40% due 7/01/2025                                                         7,900
                7,600   Whiting, Indiana, Industrial Sewer and Solid Waste Disposal Revenue Refunding
                        Bonds (Amoco Oil Company Project), VRDN, AMT, 5.70% due 1/01/2026 (d)                    7,600


CMA Tax-Exempt Fund
Schedule of Investments as of September 30, 2000 (continued)                                        (in Thousands)
                Face
State          Amount                                  Issue                                                   Value
Iowa--0.9%              Iowa Finance Authority, Solid Waste Disposal Revenue Bonds (Cedar River
                        Paper Company Project), VRDN, AMT (d):
             $  4,730      5.55% due 3/01/2033                                                              $    4,730
               66,400      Series A, 5.55% due 7/01/2023                                                        66,400
               14,500   Iowa Student Loan Liquidity Corporation, Student Loan Revenue Bonds,
                        VRDN, AMT, Series B, 5.50% due 12/01/2013 (a)(d)                                        14,500

Kansas--        9,100   Butler County, Kansas, Solid Waste Disposal Facilities Revenue Bonds (Texaco
0.3%                    Refining and Marketing), VRDN, AMT, Series A, 5.70% due 8/01/2024 (d)                    9,100
               17,500   Kansas State Development Finance Authority, Health Facilities Revenue Bonds
                        (Stormont-Vail), VRDN, Series M, 5.65% due 11/15/2023 (d)(f)                            17,500

Kentucky--      5,100   Ashland, Kentucky, PCR, Refunding (Calgon Carbon Corporation Project),
3.5%                    VRDN, Series A, 5.75% due 10/01/2006 (d)                                                 5,100
               22,700   Carroll County, Kentucky, Collateralized Solid Waste Disposal Facilities
                        Revenue Bonds (Kentucky Utilities Company Project), VRDN, AMT, Series A,
                        5.75% due 11/01/2024 (d)                                                                22,700
                        Daviess County, Kentucky, Solid Waste Disposal Facility Revenue Bonds (Scott
                        Paper Company Project), VRDN, AMT (d):
               44,100      Series A, 5.75% due 12/01/2023                                                       44,100
               16,300      Series A, 5.75% due 5/01/2024                                                        16,300
               26,200      Series B, 5.75% due 12/01/2023                                                       26,200
               21,700      Series B, 5.75% due 5/01/2024                                                        21,700
                        Kentucky Asset/Liability Commission, General Fund Revenue Notes, TRAN:
               55,000      Series A, 5.25% due 6/27/2001                                                        55,277
               33,000      Series B, 5% due 6/27/2001                                                           33,159
               19,655   Kentucky Economic Development Finance Authority, Hospital Facilities
                        Revenue Refunding Bonds (Baptist Healthcare), VRDN, Series C, 5.50% due
                        8/15/2031 (d)(f)                                                                        19,655
               44,896   Kentucky Interlocal School Transportation Association, COP, TRAN, 5% due
                        6/29/2001                                                                               45,082
               38,300   Kentucky State Pollution Abatement and Water Resource Finance Authority
                        Revenue Bonds (Toyota Motors), VRDN, AMT, 6% due 8/13/2006 (d)                          38,300

Louisiana--     5,100   Ascension Parish, Louisiana, PCR, Refunding (Shell Oil Company Project),
4.3%                    VRDN, 5.50% due 9/01/2023 (d)                                                            5,100
               17,700   Ascension Parish, Louisiana, Revenue Bonds (BASF Corporation Project),
                        VRDN, AMT, 5.55% due 3/01/2025 (d)                                                      17,700
               31,500   Calcasieu Parish, Louisiana, IDB, Environmental Revenue Refunding Bonds
                        (Citgo Petroleum Corp.), VRDN, AMT, 5.70% due 3/01/2025 (d)                             31,500
                9,760   Eagle Tax-Exempt Trust, Louisiana, VRDN, Series 94, Class 1803, 4.44% due
                        5/01/2008 (d)                                                                            9,760
                        East Baton Rouge Parish, Louisiana, PCR, Refunding (Exxon Project), VRDN (d):
               19,800      5.40% due 11/01/2019                                                                 19,800
               35,150      5.50% due 3/01/2022                                                                  35,150
                2,700   East Baton Rouge Parish, Louisiana, Solid Waste Revenue Bonds (Exxon
                        Project), VRDN, AMT, 5.45% due 12/01/2028 (d)                                            2,700
               25,000   Jefferson Parish, Louisiana, Hospital Service District Number 001, Hospital
                        Revenue Bonds (West Jefferson Medical Center), VRDN, Series B, 5.55% due
                        1/01/2028 (d)(e)                                                                        25,000


CMA Tax-Exempt Fund
Schedule of Investments as of September 30, 2000 (continued)                                        (in Thousands)
                Face
State          Amount                                  Issue                                                   Value
Louisiana               Louisiana Public Facilities Authority, Hospital Revenue Bonds (Willis-Knighton
(concluded)             Medical Center Project), VRDN (a)(d):
             $ 49,800      5.40% due 9/01/2025                                                              $   49,800
               30,500      5.40% due 9/01/2027                                                                  30,500
                        Louisiana Public Facilities Authority Revenue Bonds (Christus Health System),
                        CP, Series B:
               36,000      4.50% due 10/11/2000                                                                 36,000
               30,000      4.50% due 11/13/2000                                                                 30,000
                        Louisiana State Offshore Terminal Authority, Deepwater Port Revenue
                        Refunding Bonds (First Stage A-Loop Inc.) (d):
               17,950      ACES, 5.35% due 9/01/2006                                                            17,950
               10,000      VRDN, 5.35% due 9/01/2008                                                            10,000
               24,200   Plaquemines Parish, Louisiana, Environmental Revenue Bonds (BP Exploration &
                        Oil), VRDN, AMT, 5.65% due 10/01/2024 (d)                                               24,200
                4,400   Saint Charles Parish, Louisiana, PCR, Refunding (Shell Oil Company Project),
                        VRDN, 5.30% due 6/01/2005 (d)                                                            4,400
                        Saint Charles Parish, Louisiana, PCR (Shell Oil Company Project),
                        VRDN, AMT (d):
               24,400      5.65% due 11/01/2021                                                                 24,400
               21,000      Series A, 5.65% due 10/01/2022                                                       21,000
                4,400   South Louisiana Port Commission, Port Revenue Refunding Bonds (Occidental
                        Petroleum), VRDN, 5.40% due 7/01/2018 (d)                                                4,400

Maryland--     30,000   Anne Arundel County, Maryland, CP, Series B, 4.25% due 12/14/2000                       30,000
1.5%           35,700   Baltimore, Maryland, Port Facilities Revenue Bonds (Occidental Petroleum),
                        VRDN, 4.15% due 10/14/2011 (d)                                                          35,700
               11,570   Maryland State and Local Facilities Loan, GO, Second Series, 4.75% due
                        8/01/2001                                                                               11,618
               10,000   Maryland State Energy Financing Administration, Solid Waste Disposal
                        Revenue Bonds (Cimenteries Project), VRDN, AMT, 5.70% due 5/01/2035 (d)                 10,000
               20,000   Maryland State Health and Higher Educational Facilities Authority Revenue
                        Bonds (University of Maryland Medical System), VRDN, 5.55% due
                        7/01/2024 (d)                                                                           20,000
               12,250   Maryland State Health and Higher Educational Facilities Authority, Revenue
                        Refunding Bonds (Pooled Loan Program), VRDN, Series B, 5.40% due
                        4/01/2035 (d)                                                                           12,250
               25,000   Montgomery County, Maryland, BAN, CP, 4.15% due 10/11/2000                              25,000

Massachusetts  18,000   Massachusetts State, GO, BAN, Series A, 5% due 9/06/2001                                18,113
--1.5%                  Massachusetts State Health and Educational Facilities Authority Revenue
                        Bonds:
               10,000      (Brigham and Womens Hospital Issue), Series D, 6.75% due 7/01/2001 (g)               10,315
               16,400      (Partners Healthcare System), VRDN, Series P-1, 5.45% due 7/01/2027 (d)(e)           16,400
                6,300   Massachusetts State Health and Educational Facilities Authority, Revenue
                        Refunding Bonds (Capital Asset Program), VRDN, Series B, 5.40% due
                        7/01/2010 (d)(f)                                                                         6,300
                        Massachusetts State Water Resource Authority, Revenue Refunding Bonds,
                        VRDN (c)(d):
               20,000      Sub-Series B, 5.50% due 8/01/2037                                                    20,000
               60,200      Sub-Series D, 5.50% due 11/01/2026                                                   60,200
               10,000   Pioneer Valley Transit Authority, Massachusetts, GO, RAN, 4.875% due
                        8/03/2001                                                                               10,026


CMA Tax-Exempt Fund
Schedule of Investments as of September 30, 2000 (continued)                                        (in Thousands)

                Face
State          Amount                                  Issue                                                   Value
Michigan--   $ 16,900   Grand Rapids, Michigan, Water Supply Revenue Refunding Bonds, VRDN,
2.3%                    5.50% due 1/01/2020 (c)(d)                                                          $   16,900
                8,460   Holly, Michigan, Area School District, VRDN, Series SG-50, 5.62% due
                        5/01/2020 (d)                                                                            8,460
                        Kent Hospital Finance Authority, Michigan, Revenue Refunding Bonds
                        (Spectrum Health), VRDN (d)(f):
               24,200      Series B, 5.40% due 1/15/2026                                                        24,200
               26,800      Series C, 5.40% due 1/15/2026                                                        26,800
                7,500   Michigan State, COP (New Center Development), 4.75% due 3/01/2001                        7,515
               14,345   Michigan State Strategic Fund, Limited Obligation Revenue Bonds, VRDN,
                        Reserve 1, 5.40% due 9/01/2030 (d)                                                      14,345
               11,600   Michigan State Strategic Fund, Limited Obligation Revenue Refunding Bonds
                        (Consumers Power Company Project), VRDN, Series A, 5.50% due
                        6/15/2010 (a)(d)                                                                        11,600
               13,900   Michigan State Strategic Fund, PCR, Refunding (Consumers Power Company
                        Project), VRDN, 5.50% due 4/15/2018 (a)(d)                                              13,900
               17,300   Monroe County, Michigan, Economic Development Corporation, Limited
                        Obligation Revenue Refunding Bonds (Detroit Edison), VRDN, Series CC,
                        5.50% due 10/01/2024 (d)                                                                17,300
               16,505   Municipal Securities Trust Certificates, Revenue Refunding Bonds (Michigan
                        State Hospital), VRDN, Series 1997-24, Class A, 5.70% due 12/01/2005 (d)(e)             16,505
                        Royal Oak, Michigan, Hospital Finance Authority, Hospital Revenue Bonds
                        (William Beaumont Hospital), VRDN (d):
               11,300      Series J, 5.50% due 1/01/2003                                                        11,300
               23,700      Series L, 5.50% due 1/01/2027                                                        23,700
               20,600   University of Michigan, University Hospital Revenue Bonds, VRDN, Series A,
                        5.40% due 12/01/2027 (d)                                                                20,600

Minnesota--    46,825   Eagle Tax-Exempt Trust, Minnesota, GO, VRDN, Series 1993-A, 5.62% due
0.9%                    8/01/2003 (d)                                                                           46,825
               10,000   Minnesota State, Revenue Bonds, Series A, 5% due 6/30/2001 (a)                          10,046
               32,000   Rochester, Minnesota, Health Care Facilities Revenue Refunding Bonds
                        (Mayo Foundation), CP, Series B, 4.25% due 11/13/2000                                   32,000

Mississippi--   7,000   Jackson County, Mississippi, Industrial Sewer Facilities Revenue Bonds
0.1%                    (Chevron U.S.A. Inc. Project), VRDN, AMT, 5.65% due 12/15/2024 (d)                       7,000

Missouri--              Missouri Higher Education Loan Authority, Student Loan Revenue Bonds,
0.3%                    VRDN, AMT (d):
                7,800      Series A, 5.50% due 6/01/2017                                                         7,800
               20,000      Series B, 5.50% due 6/01/2020                                                        20,000

Nebraska--              NebHelp Inc., Nebraska, Revenue Bonds (Student Loan Program), VRDN (d):
0.1%            3,550      AMT, Series A, 5.55% due 12/01/2016                                                   3,550
                3,100      Series C, 5.45% due 12/01/2015 (f)                                                    3,100

Nevada--0.9%   74,915   Clark County, Nevada, Airport Improvement Revenue Refunding Bonds, VRDN,
                        Series A, 5.40% due 7/01/2012 (d)(f)                                                    74,915
                6,955   Nevada Housing Division Revenue Bonds (Multi-Unit Housing-Mesquite),
                        VRDN, AMT, Series B, 4.40% due 5/01/2028 (d)                                             6,955

New             7,415   New Hampshire State Business Finance Authority, Resource Recovery Revenue
Hampshire--             Refunding Bonds (Wheelabrator), VRDN, Series A, 5.60% due 1/01/2018 (d)                  7,415
0.1%            5,500   New Hampshire State, HFA, M/F Housing Revenue Bonds (P.R.A. Properties-
                        Pheasant Run Project), VRDN, AMT, 5.90% due 5/01/2025 (d)                                5,500


CMA Tax-Exempt Fund
Schedule of Investments as of September 30, 2000 (continued)                                        (in Thousands)
                Face
State          Amount                                  Issue                                                   Value
New Jersey-- $  7,000   Bayonne, New Jersey, GO, TAN, 5% due 10/01/2001                                     $    7,034
0.8%           27,300   Eagle Tax-Exempt Trust, New Jersey, VRDN, Series 96, Class 3001, 4.80% due
                        2/15/2007 (d)                                                                           27,300
               13,746   East Brunswick Township, New Jersey, GO, BAN, 4.50% due 7/27/2001                       13,752
               20,000   Essex County, New Jersey, GO, TAN, 5% due 11/21/2000                                    20,016
                2,500   New Jersey EDA, Water Facilities Revenue Refunding Bonds (United Water of
                        New Jersey Inc. Project), VRDN, Series A, 5.45% due 11/01/2026 (a)(d)                    2,500

New Mexico--   27,600   Farmington, New Mexico, PCR (Arizona Public Service Company), VRDN, AMT,
0.7%                    Series C, 5.45% due 9/01/2024 (d)                                                       27,600
                7,800   Hurley, New Mexico, PCR (Kennecott Santa Fe), UPDATES, 5.45% due
                        12/01/2015 (d)                                                                           7,800
               31,500   New Mexico State Hospital Equipment Loan, Council Revenue Refunding Bonds
                        (Catholic Health), VRDN, Series B, 5.50% due 12/01/2022 (d)                             31,500

New York--     24,700   Eagle Tax-Exempt Trust, New York State (Memorial Sloan-Kettering), VRDN,
3.3%                    Series 98, 5.64% due 7/01/2023 (d)                                                      24,700
               24,900   Long Island Power Authority, New York, Electric System Revenue Bonds,
                        VRDN, Sub-Series 7-A, 5.20% due 4/01/2025 (d)(f)                                        24,900
               21,300   Metropolitan Transportation Authority, New York, Transit Facilities Revenue
                        Bonds, CP, Series 1, 4.20% due 10/27/2000                                               21,300
                        New York City, New York, City Municipal Water Finance Authority:
               30,000      GO, CP, Series 4, 4.25% due 10/04/2000                                               30,000
                3,700      Water and Sewer System Revenue Bonds, VRDN, Series C, 5.40% due
                           6/15/2022 (c)(d)                                                                      3,700
                        New York City, New York, GO, VRDN (d):
               14,000      Series B, Sub-Series B-2, 5.40% due 8/15/2003 (f)                                    14,000
                5,000      Series B, Sub-Series B-3, 5.40% due 8/15/2004 (f)                                     5,000
                3,000      Sub-Series A-7, 5.50% due 8/01/2019                                                   3,000
                        New York City, New York, Municipal Water Finance Authority, Water and
                        Sewer System Revenue Refunding Bonds, VRDN (d):
               25,400      Series G, 5.35% due 6/15/2024 (c)                                                    25,400
               21,500      Series SGB-27, 5.54% due 6/15/2024 (e)                                               21,500
                3,300   New York City, New York, Transitional Finance Authority Revenue Bonds,
                        Future Tax Secured, VRDN, Sub-Series B-2, 5.35% due 11/01/2026 (d)                       3,300
                6,900   New York State Dormitory Authority, Revenue Refunding Bonds (Memorial
                        Sloan-Kettering), VRDN, Series A, 5.45% due 7/01/2019 (d)                                6,900
                4,700   New York State Energy Research and Development Authority, PCR, Refunding
                        (Niagara Mohawk Power Corporation), VRDN, Series C, 5.45% due
                        12/01/2025 (d)                                                                           4,700
               13,800   New York State Local Assistance Corporation Revenue Bonds, VRDN, Series A,
                        5.50% due 4/01/2022 (d)                                                                 13,800
                        New York State Power Authority, Revenue and General Purpose Bonds:
               51,475      4.30% due 9/04/2001                                                                  51,475
               30,435      GO, 4.20% due 9/04/2001                                                              30,394
               16,350   New York State Thruway Authority Revenue Bonds, VRDN, 5.45% due
                        1/01/2024 (c)(d)                                                                        16,350
                5,500   Port Authority of New York and New Jersey, Special Obligation, Revenue
                        Refunding Bonds (Versatile Structure Obligation), VRDN, Series 5, 5.40% due
                        8/01/2024 (d)                                                                            5,500


CMA Tax-Exempt Fund
Schedule of Investments as of September 30, 2000 (continued)                                        (in Thousands)
                Face
State          Amount                                  Issue                                                   Value
North        $ 51,120   Charlotte, North Carolina, Airport Revenue Bonds, VRDN, Series D, 5.40% due
Carolina--              7/01/2029 (d)(f)                                                                    $   51,120
1.1%           15,270   North Carolina Medical Care Commission, Health Care Facilities Revenue
                        Bonds (Cabarrus Memorial Hospital Project), VRDN, 5.55% due 3/01/2012 (d)               15,270
                1,500   North Carolina Medical Care Commission, Hospital Revenue Bonds (Pooled
                        Financing Project), ACES, Series A, 5.35% due 10/01/2020 (d)                             1,500
               25,000   North Carolina Medical Care Commission, Hospital Revenue Refunding Bonds
                        (Baptist Hospitals Project), VRDN, 5.55% due 6/01/2030 (d)                              25,000
                8,500   North Carolina Medical Care Commission Revenue Bonds (Carol Woods
                        Project), VRDN, 5.45% due 4/01/2021 (d)                                                  8,500

Ohio--2.0%     15,000   Cuyahoga County, Ohio, Hospital Revenue Bonds (The Cleveland Clinic),
                        VRDN, Series D, 5.50% due 1/01/2026 (d)                                                 15,000
               22,275   Eagle Tax-Exempt Trust, Ohio State Turnpike, VRDN, Series 98, Class 3503,
                        4.80% due 2/15/2026 (d)                                                                 22,275
               10,500   Eagle Tax-Exempt Trust, Ohio, VRDN, Series 95, Class 3502, 5.62% due
                        7/01/2015 (d)                                                                           10,500
               17,365   Franklin County, Ohio, Hospital Revenue Refunding and Improvement Bonds
                        (U.S. Health Corporation), VRDN, Series A, 5.52% due 12/01/2021 (d)                     17,365
               24,950   Montgomery County, Ohio, Revenue Bonds (Miami Valley Hospital), CP,
                        Series B, 4.35% due 12/06/2000                                                          24,950
               46,700   Montgomery County, Ohio, Revenue Refunding Bonds (Miami Valley Hospital),
                        VRDN, Series A, 5.50% due 11/15/2022 (d)                                                46,700
                1,865   Ohio HFA, M/F Housing Revenue Bonds (Kenwood Congregate-Retire), VRDN,
                        4.25% due 12/01/2015 (d)                                                                 1,865
               19,000   Ohio State Air Quality Development Authority, PCR, Refunding (Toledo Edison
                        Company Project), VRDN, Series A, 5.35% due 4/01/2024 (d)                               19,000
               12,300   Ohio State Air Quality Development Authority Revenue Bonds, VRDN, Series B,
                        5.35% due 12/01/2015 (d)                                                                12,300
               10,100   Ohio State Water Development Authority, Pollution Control Facilities Revenue
                        Refunding Bonds (Toledo Edison Company Project), VRDN, Series A, 5.35% due
                        4/01/2024 (d)                                                                           10,100
                3,740   Paudling County, Ohio, Solid Waste Disposal Revenue Bonds (Lafarge
                        Corporation Project), VRDN, AMT, 5.35% due 8/01/2026 (d)                                 3,740

Oklahoma--     74,700   Oklahoma State Industries Authority, Revenue Refunding Bonds (Integris
0.8%                    Baptist), VRDN, Series B, 5.50% due 8/15/2029 (d)(f)                                    74,700

Oregon--0.1%    8,700   Oregon State Health, Housing, Educational and Cultural Facilities Authority
                        Revenue Bonds (Sacred Heart Medical Center), VRDN, Series A, 5.47% due
                        11/01/2028 (d)                                                                           8,700

Pennsylvania--  6,700   Allegheny County, Pennsylvania, Higher Education Building Authority,
2.7%                    University Revenue Bonds (Carnegie Mellon University), VRDN, 5.60% due
                        12/01/2033 (d)                                                                           6,700
               18,700   Berks County, Pennsylvania, IDA, Revenue Bonds (Healthcare-Lutheran
                        Services), VRDN, Series A, 5.40% due 1/01/2028 (a)(d)                                   18,700
                2,500   Butler County, Pennsylvania, IDA, IDR, Refunding (Wetterau Finance Co.
                        Project), VRDN, 5.50% due 12/01/2014 (d)                                                 2,500
               11,100   Delaware County, Pennsylvania, IDA, PCR (BP Oil Inc. Project), UPDATES,
                        5.50% due 12/01/2009 (d)                                                                11,100


CMA Tax-Exempt Fund
Schedule of Investments as of September 30, 2000 (continued)                                        (in Thousands)
                Face
State          Amount                                  Issue                                                   Value
Pennsylvania $ 15,700   Delaware County, Pennsylvania, IDA, PCR, Refunding (Philadelphia Electric
(concluded)             Company), VRDN, Series A, 5.50% due 8/01/2016 (d)                                   $   15,700
               32,700   Delaware Valley, Pennsylvania, Regional Finance Authority, Local Government
                        Revenue Bonds, VRDN, Mode 1, 5.45% due 8/01/2016 (d)                                    32,700
               18,735   Eagle Tax-Exempt Trust, Pennsylvania, VRDN, Series 94, Class 3803, 5.62% due
                        5/01/2008 (d)                                                                           18,735
               35,000   Emmaus, Pennsylvania, General Authority Revenue Bonds, VRDN, 5.40% due
                        12/01/2028 (d)(e)                                                                       35,000
               11,450   Geisinger, Pennsylvania, Health System Revenue Refunding Bonds (Penn State-
                        Geisinger Health), VRDN, Series B, 5.50% due 8/15/2028 (d)                              11,450
               12,000   Lackawanna County, Pennsylvania, GO, MSTR, VRDN, Series SGB-38, 4.44% due
                        9/15/2020 (d)                                                                           12,000
                        Pennsylvania State Higher Education Assistance Agency, Student Loan
                        Revenue Bonds, VRDN, AMT (a)(d):
               11,200      Series A, 5.75% due 1/01/2018                                                        11,200
                5,000      Series B, 5.75% due 7/01/2018                                                         5,000
               16,975   Pennsylvania State Higher Educational Facilities Authority, College and
                        University Revenue Bonds (Temple University), FLOATS, 5.45% due
                        10/01/2009 (b)(d)                                                                       16,975
                        Pennsylvania State Higher Educational Facilities Authority, Revenue Refunding
                        Bonds (Carnegie Mellon University), VRDN (d):
               10,100      Series A, 5.50% due 11/01/2025                                                       10,100
                7,600      Series C, 5.50% due 11/01/2029                                                        7,600
                6,600   Philadelphia, Pennsylvania, Authority for IDR (Fox Chase Cancer Center
                        Project), VRDN, 5.50% due 7/01/2025 (d)                                                  6,600
                        Philadelphia, Pennsylvania, Hospitals and Higher Education Facilities Authority,
                        Hospital Revenue Bonds (Children's Hospital of Philadelphia Project), VRDN (d):
                9,700      5.50% due 3/01/2027                                                                   9,700
                7,000      Series A, 5.50% due 3/01/2027                                                         7,000
               14,795   York, Pennsylvania, General Authority, Pooled Financing Revenue Bonds,
                        VRDN, Sub Series 96-B, 5.40% due 9/01/2026 (a)(d)                                       14,795

South Carolina--        Berkeley County, South Carolina, Exempt Facilities, Industrial Revenue Bonds
1.2%                    (Amoco Chemical Company Project), AMT, VRDN (d):
               15,300      5.65% due 4/01/2027                                                                  15,300
                5,700      5.65% due 4/01/2028                                                                   5,700
                9,350   Berkeley County, South Carolina, Pollution Control Facilities, Revenue
                        Refunding Bonds (Amoco Chemical Company Project), VRDN, 5.45% due
                        7/01/2012 (d)                                                                            9,350
               14,850   Eagle Tax-Exempt Trust, South Carolina Public Works, VRDN, Series 96A,
                        4.44% due 1/01/2022 (d)                                                                 14,850
                        Florence County, South Carolina, Solid Waste Disposal and Wastewater
                        Treatment Revenue Bonds (Roche Carolina Inc. Project), VRDN, AMT (d):
               35,000      5.65% due 4/01/2026                                                                  35,000
               19,200      5.65% due 4/01/2027                                                                  19,200
                        South Carolina Jobs, EDA, Economic Development Revenue Bonds (Wellman Inc.
                        Project), VRDN, AMT (d):
                5,400      5.65% due 12/01/2010                                                                  5,400
               12,095      5.65% due 12/01/2012                                                                 12,095


CMA Tax-Exempt Fund
Schedule of Investments as of September 30, 2000 (continued)                                        (in Thousands)
                Face
State          Amount                                  Issue                                                   Value
South        $ 13,300   Lawrence County, South Dakota, Solid Waste Disposal Revenue Bonds
Dakota--                (Homestake Mining), VRDN, AMT, Series A, 5.50% due 7/01/2032 (d)                    $   13,300
0.1%

Tennessee--             Clarksville, Tennessee, Public Building Authority Revenue Bonds, Pooled
5.2%                    Financing (Tennessee Municipal Bond Fund), VRDN (d):
               89,990      5.70% due 11/01/2027                                                                 89,990
               81,800      5.70% due 6/01/2029                                                                  81,800
                        Knoxville, Tennessee, Utilities Board Revenue Bonds, VRDN (d)(e):
               12,900      (Sub-Electric System), 5.45% due 1/15/2005                                           12,900
                8,700      (Sub-Gas System), 5.45% due 1/15/2005                                                 8,700
               10,000      (Sub-Wastewater System), 5.50% due 1/15/2005                                         10,000
                8,100   Loudon, Tennessee, IDB, Revenue Refunding Bonds (A.E. Staley Manufacturing
                        Co. Project), VRDN, 5.60% due 9/01/2001 (d)                                              8,100
               36,495   Montgomery County, Tennessee, Public Building Authority, Pooled Financing
                        Revenue Bonds (Montgomery County Loan), VRDN, 5.70% due 7/01/2019 (d)                   36,495
               14,955   Morristown, Tennessee, IDB, PCR, Refunding (Akzo Chemicals, Inc. Project),
                        VRDN, 5.60% due 8/01/2001 (d)                                                           14,955
                        Sevier County, Tennessee, Public Building Authority Revenue Bonds, Local
                        Government Public Improvement, VRDN (d):
               15,000      (II), Series F-3, 5.55% due 6/01/2005 (a)                                            15,000
               26,500      (III), AMT, Series B-1, 5.60% due 6/01/2021 (a)                                      26,500
               10,000      (III), Series D-2, 5.55% due 6/01/2017 (a)                                           10,000
                5,000      (III), Series D-6, 5.55% due 6/01/2020 (a)                                            5,000
               15,930      (III), Series E-1, 5.55% due 6/01/2025                                               15,930
               10,000      (III), Series E-4, 5.55% due 6/01/2025                                               10,000
               10,000      (IV), Series B-2, 5.55% due 6/01/2019 (e)                                            10,000
                7,000      (IV), Series B-3, 5.55% due 6/01/2013 (e)                                             7,000
                        Shelby County, Tennessee, TAN, CP:
               38,000      Series 97-B, 4.30% due 10/11/2000                                                    38,000
               25,000      Series 97-B, 4.30% due 10/13/2000                                                    25,000
               38,500      Series 98-A, 4.20% due 11/14/2000                                                    38,500
               22,000      Series 98-A, 4.25% due 12/06/2000                                                    22,000

Texas--17.1%   25,720   Austin, Texas, Utility System Revenue Bonds, CP, Series A, 4.10% due 11/07/2000         25,720
               10,000   Brazos River Authority, Texas, Harbor Navigational District, Brazoria County
                        Revenue Bonds (BASF Corp.), VRDN, AMT, 5.55% due 4/01/2032 (d)                          10,000
                        Brazos River Authority, Texas, PCR, Refunding (Texas Utilities Electric
                        Company), VRDN, AMT (d):
                8,400      Series A, 5.65% due 3/01/2026 (a)                                                     8,400
               15,600      Series A, 5.65% due 4/01/2030                                                        15,600
                9,700      Series A, 5.55% due 2/01/2032 (f)                                                     9,700
               24,005      Series B, 5.55% due 2/01/2032 (f)                                                    24,005
               15,800      Series C, 5.65% due 6/01/2030 (a)                                                    15,800
                8,400      Series C, 5.65% due 2/01/2032 (f)                                                     8,400



CMA Tax-Exempt Fund
Schedule of Investments as of September 30, 2000 (continued)                                        (in Thousands)
                Face
State          Amount                                  Issue                                                   Value
Texas        $ 50,100   Coastal Bend Health Facilities Development Corp., Texas, Revenue Bonds
(continued)             (Incarnate World Health System), UPDATES, Series B, 5.55% due
                        8/15/2028 (a)(d)                                                                    $   50,100
                4,000   Corpus Christi, Texas, Industrial Development Corp., IDR (Dedietrich USA
                        Incorporated Project), VRDN, AMT, 5.65% due 11/01/2008 (d)                               4,000
                        Dallas, Texas, Area Rapid Transit, Sales Tax Revenue Bonds, CP:
               17,700      4.20% due 10/17/2000                                                                 17,700
               20,000      4.20% due 12/12/2000                                                                 20,000
                8,640   Dallas, Texas, GO, Refunding and Improvement Bonds, 4% due 2/15/2001                     8,621
                        Dallas-Fort Worth, Texas, Regional Airport Revenue Bonds, MSTR, VRDN,
                        AMT (d)(f):
               25,300      Series SGB-49, 5.60% due 11/01/2023                                                  25,300
                9,495      Series SGB-52, 5.73% due 11/01/2017                                                   9,495
                        Dallas-Fort Worth, Texas, Regional Airport Revenue Refunding Bonds, MSTR,
                        VRDN (d):
               15,785      AMT, Series SGB-46, 5.73% due 11/01/2020 (f)                                         15,785
                6,600      Series SGB-52, 5.62% due 11/01/2015 (c)                                               6,600
                9,900   Eagle Tax-Exempt Trust, Dallas-Fort Worth, Texas, VRDN, Series 96C, Class 4301,
                        5.62% due 11/01/2005 (d)                                                                 9,900
                5,300   Grapevine, Texas, Industrial Development Corporation, Airport Revenue
                        Refunding Bonds (Southern Air Transport), VRDN, 5.45% due 3/01/2010 (d)                  5,300
                7,300   Gulf Coast IDA, Texas, Marine Terminal Revenue Bonds (Amoco Oil Company
                        Project), VRDN, AMT, 5.65% due 4/01/2028 (d)                                             7,300
                        Gulf Coast IDA, Texas, Solid Waste Disposal Revenue Bonds (Citgo Petroleum
                        Corporation Project), VRDN, AMT (d):
               10,200      5.70% due 5/01/2025                                                                  10,200
                7,400      5.70% due 4/01/2026                                                                   7,400
               28,500   Gulf Coast Waste Disposal Authority, Texas, Environmental Facilities Revenue
                        Refunding Bonds (Amoco Oil Company Project), VRDN, AMT, 5.65% due
                        1/01/2026 (d)                                                                           28,500
               36,300   Gulf Coast Waste Disposal Authority, Texas, PCR (Amoco Oil Company Project),
                        VRDN, AMT, 5.65% due 6/01/2024 (d)                                                      36,300
                        Gulf Coast Waste Disposal Authority, Texas, PCR, Refunding, VRDN (d):
               35,765      (Amoco Oil Company Project), 5.50% due 10/01/2017                                    35,765
                9,400      (Exxon Project), 5.45% due 6/01/2020                                                  9,400
                4,800   Harris County, Texas, GO, Refunding, Toll Road, Sub-Lien, VRDN, Series E,
                        5.45% due 8/01/2015 (d)                                                                  4,800
                        Harris County, Texas, Health Facilities Development Corporation, Hospital
                        Revenue Refunding Bonds, VRDN (d):
               62,900      (Memorial Hospital System Project), Series B, 5.40% due 6/01/2024 (f)                62,900
              184,370      (Methodist Hospital), 5.50% due 12/01/2025                                          184,370
              127,650      (Methodist Hospital), 5.50% due 12/01/2026                                          127,650
                4,300   Harris County, Texas, Health Facilities Development Corporation, Revenue
                        Refunding Bonds (Saint Luke's Episcopal Hospital), VRDN, Series B, 5.55% due
                        2/15/2027 (d)                                                                            4,300


CMA Tax-Exempt Fund
Schedule of Investments as of September 30, 2000 (continued)                                        (in Thousands)
                Face
State          Amount                                  Issue                                                   Value
Texas        $ 10,400   Harris County, Texas, Health Facilities Development Corporation, Special
(continued)             Facilities Revenue Bonds (Texas Medical Center Project), VRDN, 5.55% due
                        2/15/2022 (d)(f)                                                                    $   10,400
                        Harris County, Texas, Industrial Development Corporation, PCR (Exxon
                        Project), VRDN (d):
               29,100      5.50% due 3/01/2024                                                                  29,100
                8,100      AMT, 5.45% due 8/15/2027                                                              8,100
                        Harris County, Texas, Industrial Development Corporation, Solid Waste
                        Disposal Revenue Bonds, VRDN, AMT (d):
               46,100      (Deer Park Limited Partnership), Series A, 5.70% due 2/01/2023                       46,100
               18,550      (Exxon Project), 5.45% due 4/01/2032                                                 18,550
               17,710   Harris County, Texas, VRDN, Series SG-45, 5.62% due 8/15/2016 (d)                       17,710
               43,450   Hockley County, Texas, Industrial Development Corporation, PCR (Amoco
                        Project-Standard Oil Company), 4.40% due 3/01/2001                                      43,450
                4,900   North Central Texas, Health Facility Development Corporation Revenue Bonds
                        (Methodist Hospitals-Dallas), VRDN, Series B, 5.50% due 10/01/2015 (d)(f)                4,900
                        North Texas Higher Education Authority Inc., Student Loan Revenue Bonds,
                        VRDN, AMT (a)(d):
               12,800      Series C, 5.50% due 4/01/2020                                                        12,800
               13,700      Series F, 5.50% due 4/01/2020                                                        13,700
                        North Texas Higher Education Authority Inc., Student Loan Revenue Refunding
                        Bonds, VRDN, AMT (d):
               27,900      5.50% due 3/01/2005                                                                  27,900
               26,000      5.50% due 12/01/2032                                                                 26,000
               29,000      Series A, 5.50% due 4/01/2005                                                        29,000
                5,000      Series A, 5.50% due 4/01/2020                                                         5,000
                        Panhandle-Plains, Texas, Higher Education Authority Incorporated, Student
                        Loan Revenue Bonds, VRDN, AMT, Series A (d):
                9,000      5.50% due 6/01/2021                                                                   9,000
               13,700      5.50% due 6/01/2025                                                                  13,700
                4,700   Panhandle-Plains, Texas, Higher Education Authority Incorporated, Student
                        Loan Revenue Refunding Bonds, VRDN, AMT, Series A, 5.50% due 6/01/2008 (d)               4,700
               20,000   Port Arthur, Texas, Navigation District Revenue Bonds (BASF Corporation
                        Project), VRDN, AMT, 5.55% due 4/01/2033 (d)                                            20,000
               30,500   Port Arthur, Texas, Navigation District Revenue Refunding Bonds (Texaco Inc.
                        Project), VRDN, 5.50% due 10/01/2024 (d)                                                30,500
               18,800   Port Corpus Christi, Texas, Industrial Development Corporation, Sewer and
                        Solid Waste Revenue Bonds (Citgo Petroleum Corporation Project), VRDN,
                        AMT, 5.70% due 4/01/2026 (d)                                                            18,800
               13,200   Sabine River Authority, Texas, PCR, Refunding (Texas Utilities Electric
                        Company Project), VRDN, Series A, 5.40% due 3/01/2026 (a)(d)                            13,200
               15,900   Sabine River Authority, Texas, PCR (Texas Utilities Electric Company Project),
                        VRDN, AMT, Series B, 5.50% due 3/01/2026 (a)(d)                                         15,900
                9,600   San Antonio, Texas, Higher Education Authority, Revenue Refunding Bonds
                        (Trinity University Project), VRDN, 5.45% due 4/01/2004 (d)                              9,600



CMA Tax-Exempt Fund
Schedule of Investments as of September 30, 2000 (continued)                                        (in Thousands)
                Face
State          Amount                                  Issue                                                   Value
Texas        $ 10,000   San Antonio, Texas, Hotel Occupancy Revenue Bonds, FLOATS, Series SG-51,
(concluded)             5.62% due 8/15/2019 (d)                                                             $   10,000
                2,200   South Texas Higher Education Authority Incorporated Revenue Bonds, VRDN,
                        AMT, 5.50% due 12/01/2027 (d)(f)                                                         2,200
               16,300   Southwest Texas, Higher Education Authority Incorporated, Revenue Refunding
                        Bonds (Southern Methodist University), VRDN, 5.50% due 7/01/2015 (d)                    16,300
               12,200   Texas State Public Facilities Authority, CP, 4.20% due 10/18/2000                       12,200
              237,000   Texas State, TRAN, 5.25% due 8/31/2001                                                 239,016
               28,400   Texas State, Water Development Board, VRDN, Series A, 5.50% due
                        3/01/2015 (d)                                                                           28,400
               21,200   Trinity River Authority, Texas, PCR, Refunding (Utilities Electric Company
                        Project), VRDN, AMT, Series A, 5.65% due 3/01/2026 (a)(d)                               21,200
               28,600   West Side Calhoun County, Texas, Development Revenue Bonds (Sohio
                        Chemical Company Project), UPDATES, 5.50% due 12/01/2015 (d)                            28,600
                4,200   West Side Calhoun County, Texas, Navigation District Sewer and Solid Waste
                        District Revenue Bonds (BP Chemicals Inc. Project), VRDN, AMT, 5.65% due
                        4/01/2031 (d)                                                                            4,200

Utah--3.1%     70,800   Emery County, Utah, PCR, Refunding (Pacificorp Projects), VRDN, 5.50% due
                        11/01/2024 (a)(d)                                                                       70,800
                        Intermountain Power Agency, Utah, Power Supply Revenue Bonds, CP,
                        Series B-4:
               11,000      4.25% due 10/12/2000                                                                 11,000
               25,000      4.20% due 11/14/2000                                                                 25,000
               27,600   Salt Lake City, Utah, Revenue Bonds, Pooled, VRDN, Class A, 5.55% due
                        1/01/2020 (d)                                                                           27,600
               11,000   Salt Lake County, Utah, GO, TRAN, 5% due 12/29/2000                                     11,017
                        Salt Lake County, Utah, PCR, Refunding (Service Station Holdings Project),
                        VRDN (d):
               24,300      5.45% due 2/01/2008                                                                  24,300
               43,115      Series B, 5.50% due 8/01/2007                                                        43,115
                6,000   Utah State Board of Regents, Student Loan Revenue Bonds, VRDN, AMT,
                        Series C, 5.50% due 11/01/2013 (a)(d)                                                    6,000
               33,500   Utah State Board of Regents, Student Loan Revenue Refunding Bonds, VRDN,
                        AMT, Series L, 5.50% due 11/01/2025 (a)(d)                                              33,500
                        Utah State, GO, Refunding, VRDN (d):
               11,000      Series A, 5.50% due 7/01/2016                                                        11,000
               18,000      Series D, 5.50% due 7/01/2016                                                        18,000
               12,500   Weber County, Utah, Hospital Revenue Bonds (IHC Health Services), VRDN,
                        Series A, 5.55% due 2/15/2031 (d)                                                       12,500

Virginia--      8,885   Eagle Tax-Exempt Trust, Virginia, VRDN, Series 95, Class 4602, 4.44% due
0.7%                    1/15/2013 (d)                                                                            8,885
                        Norfolk, Virginia, IDA, Revenue Bonds (Pooled Financing Program-Sentara), CP:
               30,100      4.25% due 11/15/2000                                                                 30,100
               30,000      4.25% due 11/16/2000                                                                 30,000



CMA Tax-Exempt Fund
Schedule of Investments as of September 30, 2000 (continued)                                        (in Thousands)
                Face
State          Amount                                  Issue                                                   Value
Washington   $ 17,000   King County, Washington, Sewer System, CP, Series A, 4.30% due 10/10/2000           $   17,000
--3.7%         30,200   Snohomish County, Washington, Public Utility District Number 001, Electric
                        Revenue Bonds (Generation System), VRDN, 5.40% due 1/01/2025 (d)(f)                     30,200
               22,335   Washington State, GO, Refunding, Series R-98B, 3.95% due 1/01/2001                      22,287
                        Washington State Housing Finance Commission, M/F Housing Revenue Bonds,
                        VRDN, AMT (d):
                6,400      (Arbors on the Park Project), 5.95% due 10/01/2024                                    6,400
               10,190      (Courtside Apartments Project), 5.55% due 1/01/2026                                  10,190
                        Washington State Public Power Supply Systems, Electric Revenue Refunding
                        Bonds, VRDN (d)(f):
               25,000      (Project Number 2), Series 2A-1, 5.40% due 7/01/2012                                 25,000
               49,000      (Project Number 2), Series 2A-2, 5.40% due 7/01/2012                                 49,000
              159,500      (Project Number 3), Series 3A, 5.45% due 7/01/2018                                  159,500
               26,450   Washington State Public Power Supply Systems, Revenue Refunding Bonds
                        (Nuclear Project Number 1), VRDN, Series 1A-2, 5.40% due 7/01/2017 (d)                  26,450

West Virginia  11,220   Hancock County, West Virginia, County Commission, IDR, Refunding (The Boc
--0.3%                  Group Inc. Project), VRDN, 5.60% due 8/01/2005 (d)                                      11,220
               13,600   Marshall County, West Virginia, PCR (Mountaineer Carbon Co.), UPDATES,
                        5.50% due 12/01/2020 (d)                                                                13,600

Wisconsin--    14,850   Eagle Tax-Exempt Trust, Wisconsin Ball Park, VRDN, Series 98, Class 4901,
1.9%                    4.80% due 12/15/2026 (d)                                                                14,850
                1,080   Eagle Tax-Exempt Trust, Wisconsin Housing and Economy, VRDN, Series 94C,
                        Class 4901, 4.44% due 9/01/2015 (d)                                                      1,080
                5,210   Hartland, Wisconsin, IDR (Commercial Communications Inc. Project), VRDN,
                        AMT, 5.75% due 8/01/2009 (d)                                                             5,210
               19,000   Pleasant Prairie, Wisconsin, Pollution Revenue Refunding Bonds (Wisconsin
                        Electric Power Company), VRDN, Series C, 5.45% due 9/01/2030 (d)                        19,000
               23,900   Racine, Wisconsin, Unified School District, TRAN, 4.65% due 7/06/2001                   23,940
                5,000   River Falls, Wisconsin, School District Revenue Bonds, BAN, Series A,
                        5.60% due 11/30/2000                                                                     5,007
               16,000   Sheboygan, Wisconsin, PCR, Refunding (Wisconsin Power and Light Company
                        Project), VRDN, Series A, 5.50% due 9/01/2015 (d)                                       16,000
               14,100   University of Wisconsin, Hospital and Clinics Authority, Hospital Revenue
                        Bonds, VRDN, 5.60% due 4/01/2026 (d)(f)                                                 14,100
                        Wisconsin State, GO, CP, Series A:
               30,000      4.30% due 10/12/2000                                                                 30,000
               18,430      4.35% due 10/16/2000                                                                 18,430
                        Wisconsin State Health and Educational Facilities Authority Revenue Bonds
                        (SSM Health Care), CP, Series 98-B:
               15,000      4.35% due 10/05/2000                                                                 15,000
               15,000      4.35% due 11/08/2000                                                                 15,000



CMA Tax-Exempt Fund
Schedule of Investments as of September 30, 2000 (concluded)                                        (in Thousands)
                Face
State          Amount                                  Issue                                                   Value
Wyoming--    $ 10,000   Kemmerer, Wyoming, PCR (Exxon Corporation Project), DATES, 5.35% due
1.4%                    11/01/2014 (d)                                                                      $   10,000
                        Lincoln County, Wyoming, PCR (Exxon Project) (d):
                8,000      DATES, Series A, 5.45% due 11/01/2014                                                 8,000
                8,400      VRDN, AMT, Series B, 5.45% due 7/01/2017                                              8,400
               12,960   Lincoln County, Wyoming, PCR, Refunding (Pacificorp Projects), VRDN,
                        5.50% due 11/01/2024 (a)(d)                                                             12,960
                        Sweetwater County, Wyoming, PCR, Refunding, VRDN (d):
               13,900      (Idaho Power Company Project), Series C, 5.40% due 7/15/2026                         13,900
               12,000      (Pacificorp Project), 5.50% due 11/01/2024 (a)                                       12,000
                  500   Uinta County, Wyoming, PCR, Refunding (Chevron USA Inc. Project), VRDN,
                        5.35% due 12/01/2022 (d)                                                                   500
               65,000   Wyoming State General Fund, TRAN, Series A, 5% due 6/27/2001                            65,327

                        Total Investments (Cost--$9,446,900++)--100.8%                                       9,446,900

                        Liabilities in Excess of Other Assets--(0.8%)                                         (71,205)
                                                                                                            ----------
                        Net Assets--100.0%                                                                  $9,375,695
                                                                                                            ==========

(a)AMBAC Insured.
(b)Escrowed to maturity.
(c)FGIC Insured.
(d)The interest rate is subject to change periodically based upon prevailing market rates. The interest rate shown is the rate in effect at September 30, 2000.
(e)FSA Insured.
(f)MBIA Insured.
(g)Prerefunded.
++Cost for Federal income tax purposes.


See Notes to Financial Statements.


CMA Tax-Exempt Fund
Statement of Assets and Liabilities as of September 30, 2000
Assets:
Investments, at value (identified cost--$9,446,899,695)                                                  $ 9,446,899,695
Cash                                                                                                             670,351
Receivables:
 Interest                                                                           $    65,837,762
 Securities sold                                                                            808,704           66,646,466
                                                                                    ---------------
Prepaid registration fees and other assets                                                                       216,817
                                                                                                         ---------------
Total assets                                                                                               9,514,433,329
                                                                                                         ---------------
Liabilities:
Payables:
 Securities purchased                                                                   132,892,934
 Investment adviser                                                                       2,845,712
 Distributor                                                                              2,438,412          138,177,058
                                                                                    ---------------
Accrued expenses and other liabilities                                                                           560,911
                                                                                                         ---------------
Total liabilities                                                                                            138,737,969
                                                                                                         ---------------
Net Assets                                                                                               $ 9,375,695,360
                                                                                                         ===============
Net Assets Consist of:
Shares of beneficial interest, $.10 par value, unlimited number of shares
authorized                                                                                               $   937,734,561
Paid-in capital in excess of par                                                                           8,438,646,278
Accumulated realized capital losses--net                                                                       (685,479)
                                                                                                         ---------------
Net Assets--Equivalent to $1.00 per share based on 9,377,345,612 shares of
beneficial interest outstanding                                                                          $ 9,375,695,360
                                                                                                         ===============

See Notes to Financial Statements.

CMA Tax-Exempt Fund
Statement of Operations for the Six Months Ended September 30, 2000
Investment Income:
Interest and amortization of premium and discount earned                                                 $   204,015,261
Expenses:
Investment advisory fees                                                            $    18,582,707
Distribution fees                                                                         6,025,562
Transfer agent fees                                                                         521,548
Accounting services                                                                         393,420
Registration fees                                                                           170,920
Custodian fees                                                                              125,437
Printing and shareholder reports                                                             52,379
Professional fees                                                                            38,264
Trustees' fees and expenses                                                                  21,421
Pricing fees                                                                                 20,914
Other                                                                                        42,580
                                                                                    ---------------
Total expenses                                                                                                25,995,152
                                                                                                         ---------------
Investment income--net                                                                                       178,020,109
Realized Gain on Investments--Net                                                                                 64,794
                                                                                                         ---------------
Net Increase in Net Assets Resulting from Operations                                                     $   178,084,903
                                                                                                         ===============

See Notes to Financial Statements.


CMA Tax-Exempt Fund
Statements of Changes in Net Assets
                                                                                    For the Six            For the
                                                                                    Months Ended          Year Ended
Increase (Decrease) in Net Assets:                                               September 30, 2000     March 31, 2000
Operations:
Investment income--net                                                              $   178,020,109      $   273,017,030
Realized gain (loss) on investments--net                                                     64,794            (173,225)
                                                                                    ---------------      ---------------
Net increase in net assets resulting from operations                                    178,084,903          272,843,805
                                                                                    ---------------      ---------------

Dividends to Shareholders:
Investment income--net                                                                (178,020,109)        (273,017,030)
                                                                                    ---------------      ---------------
Net decrease in net assets resulting from dividends to shareholders                   (178,020,109)        (273,017,030)
                                                                                    ---------------      ---------------

Beneficial Interest Transactions:
Net proceeds from sale of shares                                                     17,762,830,777       35,370,860,092
Value of shares issued to shareholders in reinvestment of dividends                     178,025,595          273,013,356
                                                                                    ---------------      ---------------
                                                                                     17,940,856,372       35,643,873,448
Cost of shares redeemed                                                            (18,754,017,390)     (35,185,040,095)
                                                                                    ---------------      ---------------
Net increase (decrease) in net assets derived from beneficial interest
transactions                                                                          (813,161,018)          458,833,353
                                                                                    ---------------      ---------------
Net Assets:
Total increase (decrease) in net assets                                               (813,096,224)          458,660,128
Beginning of period                                                                  10,188,791,584        9,730,131,456
                                                                                    ---------------      ---------------
End of period                                                                       $ 9,375,695,360      $10,188,791,584
                                                                                    ===============      ===============

See Notes to Financial Statements.


CMA Tax-Exempt Fund
Financial Highlights
The following per share data and ratios have been derived  For the Six
from information provided in the financial statements.     Months Ended
                                                          September 30,             For the Year Ended March 31,
Increase (Decrease) in Net Asset Value:                        2000      2000           1999         1998        1997
Per Share Operating Performance:
Net asset value, beginning of period                        $    1.00  $     1.00    $    1.00   $    1.00     $    1.00
                                                           ----------  ----------   ----------  ----------    ----------
Investment income--net                                            .02         .03          .03         .03           .03
Realized gain (loss) on investments--net                         --++        --++         --++        --++          --++
                                                           ----------  ----------   ----------  ----------    ----------
Total from investment operations                                  .02         .03          .03         .03           .03
                                                           ----------  ----------   ----------  ----------    ----------
Less dividends from investment income--net                      (.02)       (.03)        (.03)       (.03)         (.03)
                                                           ----------  ----------   ----------  ----------    ----------
Net asset value, end of period                              $    1.00   $    1.00    $    1.00   $    1.00     $    1.00
                                                           ==========  ==========   ==========  ==========    ==========
Total Investment Return                                        3.67%*       2.91%        2.87%       3.16%         3.00%
                                                           ==========  ==========   ==========  ==========    ==========
Ratios to Average Net Assets:
Expenses                                                        .54%*        .54%         .55%        .55%          .55%
                                                           ==========  ==========   ==========  ==========    ==========
Investment income--net                                         3.67%*       2.87%        2.83%       3.11%         2.94%
                                                           ==========  ==========   ==========  ==========    ==========
Supplemental Data:
Net assets, end of period (in thousands)                   $9,375,695 $10,188,792   $9,730,131  $9,356,705    $8,347,278
                                                           ==========  ==========   ==========  ==========    ==========


*Annualized.
++Amount is less than $.01 per share.

See Notes to Financial Statements.


CMA Tax-Exempt Fund
Notes to Financial Statements

1. Significant Accounting Policies:
CMA Tax-Exempt Fund (the "Fund") is registered under the Investment Company Act of 1940 as a no-load, diversified, open-end management investment company. The Fund's financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require the use of management accruals and estimates. These unaudited financial statements reflect all adjustments, which are, in the opinion of management, necessary to a fair statement of the results for the interim period presented. All such adjustments are of a normal, recurring nature. The following is a summary of significant accounting policies followed by the Fund.

(a) Valuation of investments--Investments are valued at amortized cost, which approximates market value. For the purpose of valuation, the maturity of a variable rate demand instrument is deemed to be the next coupon date on which the interest rate is to be adjusted. In the case of a floating rate instrument, the remaining maturity is the demand notice payment period.

(b) Income taxes--It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no Federal income tax provision is required.

(c) Security transactions and investment income--Security transactions are recorded on the dates the transactions are entered into (the trade dates). Interest income (including amortization of premium and discount) is recognized on the accrual basis. Realized gains and losses on security transactions are determined on the identified cost basis.

(d) Prepaid registration fees--Prepaid registration fees are charged to expense as the related shares are issued.

(e) Dividends and distributions to shareholders--The Fund declares dividends daily and reinvests daily such dividends (net of non-resident alien tax and back-up withholding tax withheld) in additional fund shares at net asset value. Dividends are declared from the total of net investment income, excluding discounts earned other than original issue discounts. Net realized capital gains, if any, are normally distributed annually after deducting prior years' loss carryforward. The Fund may distribute capital gains more frequently than annually in order to maintain the Fund's net asset value at $1.00 per share.

2. Investment Advisory Agreement and
Transactions with Affiliates:
The Fund has entered into an Investment Advisory Agreement with Fund Asset Management, L.P. ("FAM"). The general partner of FAM is
Princeton Services, Inc. ("PSI"), an indirect wholly-owned subsidiary of Merrill Lynch & Co., Inc. ("ML & Co."), which is the limited partner.

FAM is responsible for the management of the Fund's portfolio and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of the Fund. For such services, the Fund pays a monthly fee based upon the average daily value of the Fund's net assets at the following annual rates: .50% of the Fund's average daily net assets not exceeding $500 million;
 .425% of the average daily net assets in excess of $500 million but not exceeding $1 billion; and .375% of the average daily net assets in excess of $1 billion.


CMA Tax-Exempt Fund
Notes to Financial Statements (concluded)


Pursuant to the Distribution and Shareholder Servicing Plan in compliance with Rule 12b-1 under the Investment Company Act of 1940, Merrill Lynch, Pierce, Fenner & Smith Incorporated ("MLPF&S") receives a distribution fee from the Fund at the end of each month at the annual rate of .125% of the average daily net assets of the Fund. The distribution fee is to compensate MLPF&S financial consultants and other directly involved branch office personnel for selling shares of the Fund and for providing direct personal services to shareholders. The distribution fee is not compensation for the administrative and operational services rendered to the Fund by MLPF&S in processing share orders and administering shareholder accounts.

Financial Data Services, Inc. ("FDS"), a wholly-owned subsidiary of ML & Co., is the Fund's transfer agent.

Accounting services are provided to the Fund by FAM at cost.

Certain officers and/or trustees of the Fund are officers and/or directors of FAM, PSI, FDS, and/or ML & Co.

3. Shares of Beneficial Interest:
The number of shares purchased, reinvested and redeemed during the periods corresponds to the amounts included in the Statements of Changes in Net Assets for net proceeds from sale of shares, value of shares reinvested and cost of shares redeemed, respectively, since shares are recorded at $1.00 per share.

4. Capital Loss Carryforward:
At March 31, 2000, the Fund had a net capital loss carryforward of approximately $750,000, of which $629,000 expires in 2003 and $121,000 expires in 2008. This amount will be available to offset like amounts of any future taxable gains.



CMA Tax-Exempt Fund
Officers and Trustees


Terry K. Glenn--President and Trustee
Ronald W. Forbes--Trustee
Cynthia A. Montgomery--Trustee
Charles C. Reilly--Trustee
Kevin A. Ryan--Trustee
Roscoe S. Suddarth--Trustee
Richard R. West--Trustee
Arthur Zeikel--Trustee
Edward D. Zinbarg--Trustee
Vincent R. Giordano--Senior Vice President
Peter J. Hayes--Vice President
Kenneth A. Jacob--Vice President
Helen Marie Sheehan--Vice President
Donald C. Burke--Vice President and
   Treasurer
Phillip Gillespie--Secretary

Custodian
State Street Bank and Trust Company
P.O. Box 1713
Boston, MA 02101

Transfer Agent
Financial Data Services, Inc.
4800 Deer Lake Drive East
Jacksonville, FL 32246-6484
(800) 221-7210*


*For inquiries regarding your CMA account, call (800) CMA-INFO [(800) 262-4636].